Exhibit 99.1

Visio 2019-2 Trust

Mortgage-Backed Notes, Series 2019-2

Sample Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Report To:

Residential Credit Opportunities II, LLC

Visio 2019-2 Depositor LLC

9 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Residential Credit Opportunities II, LLC

Visio 2019-2 Depositor LLC

3020 Old Ranch Parkway, Suite 180

Seal Beach, California 90740

Re:      Visio 2019-2 Trust (the “Issuer”)

Mortgage-Backed Notes, Series 2019-2 (the “Notes”)

Sample Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Residential Credit Opportunities II, LLC (the “Sponsor”), Visio 2019-2 Depositor LLC (the “Depositor”) and Nomura Securities International, Inc. (the “Initial Purchaser,” together with the Sponsor and Depositor, the “Specified Parties”), solely to assist the Depositor with respect to a pool of fully-amortizing, fixed-rate and adjustable-rate residential rental mortgage loans (the “Mortgage Loans”) secured by first liens primarily on one-to-four family residential properties (the “Mortgaged Properties”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “01 09052019_PM loan list for EY.xls” (“Loan Listing File 1”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Collateral ID”) corresponding to certain mortgage loans (the “Loan Listing Preliminary Mortgage Loans 1”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Mortgage Loans,
ii.	Labeled “02 VISIO 2019-2 Prelim Investor Tape.xlsx” and corresponding record layout and decode information (“Preliminary Data File 1”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 July 2019 (the “First Preliminary Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans 1”) that are each secured by one or more mortgaged properties (the “Preliminary Mortgaged Properties 1”) that are expected to be representative of the Mortgage Loans and Mortgaged Properties, respectively,

a. (continued)

iii.	Labeled “02 09262019_PM loan list for EY - second set.xls” (“Base Loan Listing File 2”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Collateral IDs corresponding to certain mortgage loans (the “Base Loan Listing Preliminary Mortgage Loans 2”) that are expected to be representative of the Mortgage Loans,
iv.	Labeled “03 09272019_PM loan list for EY - third set.xls” (“Base Loan Listing File 3,” together with Loan Listing File 1 and Base Loan Listing File 2, the “Provided Loan Listing Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Collateral IDs corresponding to certain mortgage loans (the “Base Loan Listing Preliminary Mortgage Loans 3”) that are expected to be representative of the Mortgage Loans, and
v.	Labeled “03 VISIO 2019-2 Investor Tape.xlsx” and corresponding record layout and decode information (“Preliminary Data File 2,” together with Preliminary Data File 1, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 August 2019 (the “Second Preliminary Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans 2”) that are each secured by one or more mortgaged properties (the “Preliminary Mortgaged Properties 2”) that are expected to be representative of the Mortgage Loans and Mortgaged Properties, respectively,
b.	Imaged copies of the:
i.	Promissory note, borrower certifications and acknowledgements, security deed and/or occupancy affidavit (as applicable and collectively, the “Note”),
ii.	Payment letter to the borrower or first payment letter (as applicable and collectively, the ”Payment Letter”),
iii.	Appraisal report, appraiser’s certification or CDA/appraisal desktop review assignment (as applicable and collectively, the “Appraisal”),
iv.	Underwriting approval (the “Underwriting Approval”) and
v.	Settlement statement, closing disclosure or purchase, final refinance statement and sale agreement (as applicable and collectively, the “Settlement Statement,” together with the Note, Payment Letter, Appraisal and Underwriting Approval, the “Source Documents”),

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans and Sample Mortgaged Properties (both as defined in Attachment A),

c.	The list of relevant characteristics relating to the:
i.	Sample Mortgaged Properties (the “Sample Mortgaged Property Characteristics”) and
ii.	Sample Mortgage Loans (the “Sample Mortgage Loan Characteristics,” together with the Sample Mortgaged Property Characteristics, the “Sample Characteristics”)

on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Loan Listing Files, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Loan Listing Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan Listing Preliminary Mortgage Loans 1, Preliminary Mortgage Loans 1, Base Loan Listing Preliminary Mortgage Loans 2, Base Loan Listing Preliminary Mortgage Loans 3, Preliminary Mortgage Loans 2, Mortgage Loans, Preliminary Mortgaged Properties 1, Preliminary Mortgaged Properties 2 or Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 October 2019

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 260 Loan Listing Preliminary Mortgage Loans 1 (the “Sample 1 Mortgage Loans”) from Loan Listing File 1. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Sample 1 Mortgage Loans from Loan Listing File 1.

2.	For each mortgage loan on Loan Listing File 1 and Preliminary Data File 1, we compared the Collateral ID, as shown on Loan Listing File 1, to the corresponding Collateral ID, as shown on Preliminary Data File 1, and noted that:
a.	349 of the Preliminary Mortgage Loans 1 included on Preliminary Data File 1 were not included on Loan Listing File 1 and
b.	All of the Loan Listing Preliminary Mortgage Loans 1 included on Loan Listing File 1 were included on Preliminary Data File 1.

3.	We noted that the 260 Sample 1 Mortgage Loans are secured by 279 Preliminary Mortgaged Properties 1 (each, a “Sample 1 Mortgaged Property”). For the purpose of the procedures described in this report, the 260 Sample 1 Mortgage Loans and the corresponding 279 Sample 1 Mortgaged Properties are referred to as Sample Numbers 1-0 through 260-1. The Sample 1 Mortgage Loans are represented by Sample Numbers with a right-most digit of “0” and Sample 1 Mortgaged Properties are represented by Sample Numbers with a right-most digit other than “0.”

For each Sample 1 Mortgage Loan and Sample 1 Mortgaged Property, we compared the Sample Characteristics, as applicable, listed on Exhibit 1 to Attachment A, as shown on Preliminary Data File 1, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

4.	For each mortgage loan on Base Loan Listing File 2 and Base Loan Listing File 3, we compared the Collateral ID, as shown on Base Loan Listing File 2, to the corresponding Collateral ID, as shown on Base Loan Listing File 3, and noted that:
a.	None of the Base Loan Listing Preliminary Mortgage Loans 2 included on Base Loan Listing File 2 were included on Base Loan Listing File 3 and
b.	None of the Base Loan Listing Preliminary Mortgage Loans 3 included on Base Loan Listing File 3 were included on Base Loan Listing File 2.

Attachment A Page 2 of 3

5.	As instructed by the Sponsor, on behalf of the Depositor, we combined the information on Base Loan Listing File 2 and Base Loan Listing File 3. Base Loan Listing File 2 and Base Loan Listing File 3, as combined, is hereinafter referred to as “Loan Listing File 2” and the Base Loan Listing Preliminary Mortgage Loans 2 and Base Loan Listing Preliminary Mortgage Loans 3 are hereinafter collectively referred to as the “Loan Listing Preliminary Mortgage Loans 2.”

6.	For each mortgage loan on Preliminary Data File 1 and Loan Listing File 2, we compared the Collateral ID, as shown on Preliminary Data File 1, to the corresponding Collateral ID, as shown on Loan Listing File 2, and noted that:
a.	16 of the Loan Listing Preliminary Mortgage Loans 2 included on Loan Listing File 2 were not included on Preliminary Data File 1,
b.	1,200 of the Preliminary Mortgage Loans 1 included on Preliminary Data File 1 were not included on Loan Listing File 2 and
c.	None of the Sample 1 Mortgage Loans included on Preliminary Data File 1 were included on Loan Listing File 2.

7.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 52 Loan Listing Preliminary Mortgage Loans 2 (the “Sample 2 Mortgage Loans,” together with the Sample 1 Mortgage Loans, the “Sample Mortgage Loans”) from Loan Listing File 2. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or methodology they instructed us to use to select the Sample 2 Mortgage Loans from Loan Listing File 2.

8.	For each mortgage loan on Loan Listing File 2 and Preliminary Data File 2, we compared the Collateral ID, as shown on Loan Listing File 2, to the corresponding Collateral ID, as shown on Preliminary Data File 2, and noted that:
a.	1,025 of the Preliminary Mortgage Loans 2 included on Preliminary Data File 2 were not included on Loan Listing File 2 and
b.	All of the Loan Listing Preliminary Mortgage Loans 2 included on Loan Listing File 2 were included on Preliminary Data File 2.

9.	For each mortgage loan on Preliminary Data File 1 and Preliminary Data File 2, we compared the Collateral ID, as shown on Preliminary Data File 1, to the corresponding Collateral ID, as shown on Preliminary Data File 2, and noted that:
a.	16 of the Preliminary Mortgage Loans 2 included on Preliminary Data File 2 were not included on Preliminary Data File 1,
b.	175 of the Preliminary Mortgage Loans 1 included on Preliminary Data File 1 were not included on Preliminary Data File 2 (the “Removed Preliminary Mortgage Loans 1”) and
c.	6 of the Removed Preliminary Mortgage Loans 1 were Sample 1 Mortgage Loans (the “Removed Sample 1 Mortgage Loans”).

The Removed Sample 1 Mortgage Loans are Sample Numbers 2, 19, 20, 55, 62 and 217.

Attachment A Page 3 of 3

10.	For the 254 Sample 1 Mortgage Loans and related Sample 1 Mortgaged Properties included on Preliminary Data File 2, we compared the Sample Characteristics, as applicable, as shown on Preliminary Data File 1, to the corresponding information, as shown on Preliminary Data File 2. Except for the information listed on Exhibit 3 to Attachment A, all such compared information was in agreement.

11.	We noted that the 52 Sample 2 Mortgage Loans are secured by 61 Preliminary Mortgaged Properties 2 (each, an “Sample 2 Mortgaged Property,” together with the Sample 1 Mortgaged Properties, the “Sample Mortgaged Properties”). For the purpose of the procedures described in this report, the 52 Sample 2 Mortgage Loans and the corresponding 61 Sample 2 Mortgaged Properties are referred to as Sample Numbers 261-0 through 312-4. The Sample 2 Mortgage Loans are represented by Sample Numbers with a right-most digit of “0” and Sample 2 Mortgaged Properties are represented by Sample Numbers with a right-most digit other than “0.”

For each Sample 2 Mortgage Loan and Sample 2 Mortgaged Property, we compared the Sample Characteristics, as applicable, listed on Exhibit 1 to Attachment A, as shown on Preliminary Data File 2, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Mortgaged Property Characteristics

Sample Mortgaged Property Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Collateral ID	Collateral ID	Note	i.

Property state	State	Note or Appraisal	ii., iii.

Property zip code	Zip Code	Note or Appraisal	ii., iii.

Property type	Property Type	Appraisal	iii.

Property condition	Property Condition	Appraisal	iii., iv.

Appraisal value	Appraisal Value	Appraisal	iii.

Occupancy status	Owner Occupancy	Note

Property purpose	Loan Purpose	Settlement Statement or Note	v.

Purchase price (if applicable)	Purchase Price	Settlement Statement

Market rent	Rent	Appraisal or Underwriting Approval	iii., vi.

Exhibit 1 to Attachment A

Sample Mortgage Loan Characteristics

Sample Mortgage Loan Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Collateral ID	Collateral ID	Note	i.

Original principal balance	Original Balance	Note

Initial interest rate	Original Rate	Note

First payment date	First Payment Date	Note

Maturity date	Maturity Date	Note

Original term to maturity	Original Maturity Term	(a) Note or (b) Note and recalculation	vii.

Prepayment penalty type	Prepay Penalty Type	Note

ARM index	ARM Index	Note

ARM margin	ARM Margin	Note

Initial periodic cap	Initial Periodic Cap	Note and recalculation	viii.

Life rate cap	Life Rate Cap	Note and recalculation	ix.

Rate adjustment frequency	Rate Adjustment Frequency	Note

Subsequent periodic cap	Subsequent Periodic Cap	Note

Initial rate adjustment period	Initial Rate Adjustment Period	Note and recalculation	x.

Original loan-to-value ratio	Originator Original LTV	(a) Appraisal, Settlement Statement, Note and recalculation or (b) Appraisal, Note and recalculation	iii., xi.

T&I payment	T & I & A Payment	(a) Payment Letter or Underwriting Approval and (b) Recalculation	xii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgaged Property or Sample Mortgage Loan, as applicable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Provided Data File agreed to the corresponding information on at least one such Source Document (in accordance with note iii., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents, or within a single Source Document, for the indicated Sample Characteristics.

iii.	For the purpose of comparing the indicated Sample Characteristics for certain Sample Mortgaged Properties, the Sponsor, on behalf of the Depositor, provided us with more than one Appraisal. The Sponsor, on behalf of the Depositor, instructed us to use the most recent Appraisal for the purpose of comparing the indicated Sample Characteristics.

iv.	For the purpose of comparing the property condition Sample Characteristic for each Sample Mortgaged Property that does not have the property condition specifically stated on the Appraisal, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the property condition, as shown on the Provided Data File, agreed with the corresponding property condition, as shown on the Appraisal (in accordance with note iii., as applicable) in accordance with the decode table that is shown below:

Provided Data File	Appraisal Value

C1	Excellent
C2	Very good
C3	Good
C3	Above average
C3	Average plus
C3	Average/update
C4	Average
C5	Fair
C6	Poor

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the property purpose Sample Characteristic for each Sample Mortgaged Property, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property purpose of “P,” as shown on the Provided Data File, if we observed a purchase price, as shown on the Settlement Statement, for the corresponding Sample Mortgaged Property (each, a “Sample Purchase Property”).

For the purpose of comparing the property purpose Sample Characteristic for each Sample Mortgaged Property that is not a Sample Purchase Property, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property purpose of:

(a)	“CO,” as shown on the Provided Data File, if the Amount to Borrower is greater than the greater of (i) $2,000 or (ii) 2% of the original principal balance of the corresponding Sample Mortgage Loan, as shown on the Note, or
(b)	“RT,” as shown on the Provided Data File, if the Amount to Borrower is less than or equal to the greater of (i) $2,000 or (ii) 2% of the original principal balance of the corresponding Sample Mortgage Loan, as shown on the Note.

vi.	For the purpose of comparing the market rent Sample Characteristic for each Sample Mortgaged Property, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

vii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

viii.	For the purpose of comparing the initial periodic cap Sample Characteristic for each Sample Mortgage Loan with an ARM margin value greater than “0.000(%),” as shown on the Note (each, a “Sample ARM Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial periodic cap as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Initial interest rate,

both as shown on the Note.

For each Sample Mortgage Loan that is not a Sample ARM Mortgage Loan (each, a “Sample FRM Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us not to compare the initial periodic cap Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the life rate cap Sample Characteristic for each Sample ARM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the life rate cap as the difference between the:
(a)	Subsequent rate adjustment maximum interest rate and
(b)	Initial interest rate,

both as shown on the Note.

For each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us not to compare the life rate cap Sample Characteristic.

x.	For the purpose of comparing the initial rate adjustment period Sample Characteristic for each Sample ARM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial rate adjustment period as the difference in months between the:
(a)	Change date and
(b)	First payment date,

both as shown on the Note.

For each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us not to compare the initial rate adjustment period Sample Characteristic.

xi.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Calculating the property value (the “Property Value”) of each corresponding Sample Mortgaged Property as:
(1)	In the case of a Sample Purchase Property, the lesser of (A) the appraisal value, as shown on the Appraisal (in accordance with note iii., as applicable), and (B) the purchase price (if applicable), as shown on the Settlement Statement, and
(2)	In the case of a Sample Mortgaged Property that is not a Sample Purchase Property, the appraisal value, as shown on the Appraisal (in accordance with note iii., as applicable),
(b)	Calculating the aggregate property value (the “Loan Value”) as the sum of the Property Values calculated in (a) above for all corresponding Sample Mortgaged Properties, as applicable,
(c)	Dividing the:
(1)	Original principal balance, as shown on the Note, by
(2)	Loan Value, as calculated in (b) above, and
(d)	Multiplying the value calculated in (c) above by 100.

Exhibit 1 to Attachment A

Notes: (continued)

xi. (continued)

For the purpose of comparing the original loan-to-value ratio Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

xii.	For the purpose of comparing the T&I payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the T&I payment of each Sample Mortgage Loan as the sum of the:
(a)	Taxes,
(b)	Insurance and
(c)	HOA amount (the “HOA Amount”),

all as shown on the Payment Letter or Underwriting Approval.

For the purpose of comparing the T&I payment Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample 1 Mortgage Loan and Sample 1 Mortgaged Property Differences

Sample Number	Sample Characteristic	Preliminary Data File 1 Value	Source Document Value

47-1	Property condition	C4	C3

70-1	Property purpose	CO	RT

240-1	Property condition	N/A	C4

259-5	Appraisal value	$92,000	$80,000

Exhibit 3 to Attachment A

Sample Characteristic Difference

Between Preliminary Data File 1 and Preliminary Data File 2

Sample Number	Sample Characteristic	Preliminary Data File 1 Value	Preliminary Data File 2 Value

47-1	Property condition	C4	C3

Exhibit 4 to Attachment A

Sample 2 Mortgage Loan and Sample 2 Mortgaged Property Differences

Sample Number	Sample Characteristic	Preliminary Data File 2 Value	Source Document Value

299-1	Property type	CO	2F

302-1	Property condition	C2	C3